Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	11.56%	12.44%	19.06%	(8.19%)	5.85%	6.86%